Prepayments and other current assets (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and other current assets
Interest receivable		34,747,291	15,494,867
Prepaid license and royalty fees		155,730,560	127,709,674
Staff loans		22,242,541	15,369,031
Rent and other deposits		9,796,189	11,713,803
Prepaid advertising and promotion fees		15,233,409	23,311,707
Loan repayment from PW Literature (Note 12)		4,061,115	112,850,000
Receivable from Baidu on sale of PW Literature (Note 12)			54,280,000
Tax receivable		11,483,344	21,428,834
Others		52,113,992	42,681,172
Total	$ 49,222,906	305,408,441	424,839,088